UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04930
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 4
Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	4/30/2017
Date of reporting period:	7/31/2016

Item 1. Schedule of Investments

Prudential Muni High Income Fund

Schedule of Investments

as of July 31, 2016 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 97.3%
Alabama — 1.1%
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.000%	10/01/44	500	$571,460
Jefferson Cnty. Sewer Rev., Sr. Lien, Warrants, Ser. A, AGM	5.250%	10/01/48	500	575,605
Lower Alabama Gas Dist. Rev., Ser. A	5.000%	09/01/46	4,500	6,164,955
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800%	05/01/34	1,000	1,158,810
Selma Indl. Dev. Brd. Rev., Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250%	11/01/33	1,750	2,029,405

				10,500,235

Arizona — 3.4%
La Paz Cnty. Indl. Dev. Auth. Rev., Solutions-Harmony Pub. Chrt. Sch., Ser. A, 144A	5.000%	02/15/46	750	835,448
Maricopa Cnty. Indl. Dev. Auth. Rev., Horizon Cmnty. Learning Ctr., Rfdg.	5.000%	07/01/35	2,000	2,198,520
Maricopa Cnty. Indl. Dev. Auth. Rev., Reid Traditional Schs. Projs.	5.000%	07/01/47	1,000	1,107,990
Maricopa Cnty. Poll. Ctrl. Corp. Rev., El Paso Elec. Co., Ser. B	7.250%	04/01/40	1,500	1,736,535
Phoenix City Indl. Dev. Auth. Rev., Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000%	07/01/46	1,000	1,082,190
Phoenix City Indl. Dev. Auth. Rev., Basis Schs., Rfdg., 144A	5.000%	07/01/45	1,000	1,082,970
Phoenix City Indl. Dev. Auth. Rev., Great Hearts Academies Proj.	5.000%	07/01/44	2,250	2,519,685
Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co.	4.000%	09/01/29	3,000	3,317,850
Pinal Cnty. Indl. Dev. Auth., Correct. Facs. Rev., Florence West Prison Proj., Ser. A, ACA	5.250%	10/01/19	3,135	3,152,211
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/32	4,590	5,748,332
Salt Verde Fin. Corp. Gas Rev., Sr. Bonds	5.000%	12/01/37	6,015	7,723,200
Tempe AZ Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250%	12/01/42	1,000	1,110,690

				31,615,621

California — 10.7%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Senior Cmnty., Rfdg.	6.125%	07/01/41	775	902,774
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS (Converted to Fixed on 12/01/10)	5.250%	06/01/21	2,855	2,918,895
California Cnty. Tob. Secur. Agcy. Rev., Conv., CABS, Ser. B (Converted to Fixed on 12/01/08)	5.100%	06/01/28	1,750	1,755,495
California Hlth. Facs. Fin. Auth. Rev., St. Joseph Hlth. Sys., Ser. A	5.750%	07/01/39	1,770	2,012,614
California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg.	5.500%	11/15/40	750	914,512
California Mun. Fin. Auth. Rev., American Heritage Ed., Ser. A, Rfdg.	5.000%	06/01/46	750	859,740
California Mun. Fin. Auth. Rev., Palmdale Aerospace Academy Proj., 144A	5.000%	07/01/46	1,000	1,083,440
California Poll. Ctrl. Fin. Auth. Rev., Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250%	08/01/40	500	566,615
California St., GO, Var. Purp.	5.500%	11/01/39	1,000	1,144,810
California St., GO, Var. Purp.	6.000%	04/01/38	3,500	3,973,970
California St., GO, Var. Purp.	6.000%	11/01/39	1,500	1,744,065
California St. Infrast & Econ. Dev. Bank Rev., Academy Motion Picture Art, Rfdg.	4.000%	11/01/45	1,250	1,366,725

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000%		12/01/31	1,000	1,190,230
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. G-1	5.750%		10/01/30	750	861,780
California St. Pub. Wks. Brd. Lease Rev., Various Cap. Proj., Ser. I-1	6.375%		11/01/34	750	883,688
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000%		07/01/45	750	863,468
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000%		07/01/51	1,000	1,143,730
California St. Sch. Fin. Auth. Chrt. Sch. Rev., Kipp LA Proj., Ser. A, 144A	5.000%		07/01/45	650	740,175
California Statewide Cmntys. Dev. Auth. Rev., 899 Charleston Proj., Ser. A, Rfdg.	5.250%		11/01/44	750	843,930
California Statewide Cmntys. Dev. Auth. Rev., Beverly Cmnty. Hosp. Asst.	5.000%		02/01/45	1,500	1,755,855
California Statewide Cmntys. Dev. Auth. Rev., Cottage Hlth. Oblig. Grp.	5.000%		11/01/40	2,000	2,261,880
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A	5.250%		12/01/44	1,000	1,150,540
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.000%		12/01/46	5,000	5,727,050
California Statewide Cmntys. Dev. Auth. Rev., Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250%		12/01/56	3,500	4,069,275
California Statewide Cmntys. Dev. Auth. Rev., Sch. Facs., Aspire Pub. Sch. (Prerefunded 01/01/19)(a)	6.000%		07/01/30	995	1,121,176
California Statewide Cmntys. Dev. Auth. Rev., Sr. Living Southn. Calif. Presbyterian Homes, 144A	7.250%		11/15/41	500	584,490
Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000%		09/01/34	500	580,425
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., 1st Sub., Ser. B, CABS	7.440	%(b)	06/01/47	10,000	1,051,100
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	4.500%		06/01/27	8,365	8,512,057
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-1	5.750%		06/01/47	11,765	12,000,300
Golden St. Tob. Secur. Corp., Tob. Settlement Rev., Asset Bkd., Sr., Ser. A-2, CABS (Converted to Fixed on 12/01/12)	5.300%		06/01/37	5,000	5,126,150
Inland Valley CA Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000%		09/01/44	1,000	1,163,550
Lincoln CA Pub. Fing., Auth. Spl. Assmt., Twelve Bridges Sub., Ser. B	6.000%		09/02/27	1,000	1,183,450
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.000%		11/15/35	3,510	4,593,186
Long Beach CA Bond Fin. Auth. Nat. Gas Pur. Rev., Ser. A	5.500%		11/15/37	650	889,336
M-S-R Energy Auth. Calif. Rev., Ser. A	6.500%		11/01/39	2,060	3,063,302
M-S-R Energy Auth. Calif. Rev., Ser. A	7.000%		11/01/34	1,650	2,529,747
Palomar Pomerado Healthcare Dist. Calif., COP	6.000%		11/01/41	1,800	1,935,090
Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125%		05/01/31	1,000	1,150,620
Riverside Cnty. CA Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250%		11/01/45	1,000	1,236,180
Riverside Cnty. CA Redev. Agcy. Tax. Alloc. Intst. 215 Corridor, Ser. E	6.500%		10/01/40	2,000	2,410,800
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	7.500%		12/01/41	1,000	1,247,830
San Buenaventura CA Rev., Cmnty. Mem. Hlth. Sys.	8.000%		12/01/26	500	659,100
San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000%		05/01/25	1,000	1,172,450
Santa Margarita CA Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Village of Sendero	5.625%		09/01/36	675	799,517

South Bayside CA Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000%	09/01/36	500	575,685
Tob. Secur. Auth. Northern Calif. Rev., Asset Bkd. Bonds, Ser. A	4.750%	06/01/23	3,945	3,946,815

				98,267,612

Colorado — 3.0%
Colorado Edl. & Cultural Facs. Auth. Rev., Impt., Chrt. Sch. Univ. LA, Rfdg., 144A	5.000%	12/15/45	1,000	1,063,830
Colorado Edl. & Cultural Facs. Auth. Rev., Lighthouse Building Corp., Rfdg.	5.000%	11/01/44	885	936,436
Colorado Edl. & Cultural Facs. Auth. Rev., Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375%	07/01/44	1,350	1,480,207
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Rfdg.	5.250%	01/01/37	550	578,270
Colorado Hlth. Facs. Auth. Rev., Christian Living Cmntys. Proj., Ser. A	5.750%	01/01/37	1,500	1,512,180
Colorado Hlth. Facs. Auth. Rev., Covenant Retirement Cmntys., Rfdg.	5.000%	12/01/35	1,250	1,441,738
Colorado Hlth. Facs. Auth. Rev., Parkview Med. Ctr., Ser. B, Rfdg.	4.000%	09/01/34	1,500	1,621,005
Colorado Hlth. Facs. Auth. Rev., Vail Valley Med. Ctr. Proj.	4.000%	01/15/45	2,500	2,719,625
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.125%	05/15/37	1,240	1,277,746
Colorado Hlth. Facs. Auth. Rev., Valley View Assn. Proj.	5.250%	05/15/42	2,500	2,579,150
E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375%	09/01/26	1,000	1,134,450
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc., Senior Lmt. Prop. TA., Rfdg.	5.000%	12/01/45	1,500	1,752,030
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000%	12/01/40	1,000	1,068,150
Pub. Auth. Energy Nat. Gas Pur. Rev.	6.500%	11/15/38	5,505	8,315,247

				27,480,064

Connecticut — 0.4%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	1,429,138
Harbor Point Infrastructure Impt. Dist. Tax Alloc., Harbor Point Proj., Ser. A	7.875%	04/01/39	2,000	2,363,260

				3,792,398

Delaware — 0.3%
Delaware St. Econ. Dev. Auth. Rev., Aspira Chrt. Sch., Ser. A	5.000%	06/01/46	1,000	1,082,900
Delaware St. Econ. Dev. Auth. Rev., Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000%	09/01/46	500	577,065
Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Ser. A	5.000%	07/01/32	1,375	1,520,365

				3,180,330

District of Columbia — 1.2%
Dist. of Columbia, Rev., Friendship Pub. Chrt. Sch.	5.000%	06/01/42	3,500	3,894,800
Dist. of Columbia, Rev., Gallaudet Univ.	5.500%	04/01/34	400	464,276
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/43	850	1,023,264
Dist. of Columbia, Rev., Kipp Chrt. Sch.	6.000%	07/01/48	725	867,883
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000%	10/01/53	2,500	2,802,975
Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Ser. A, AMT	5.250%	10/01/27	1,500	1,624,035

				10,677,233

Florida — 7.6%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125%	05/01/43	2,825	3,007,890
Broward Cnty. FL Arpt. Rev., Ser. A, AMT	5.250%	10/01/43	1,500	1,749,960
Capital Tr. Agcy. Rev., Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350%	07/01/29	2,125	2,328,469
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Coastal, Ser. A-1	5.000%	06/01/19	1,250	1,394,375
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000%	06/01/22	1,000	1,207,030
Cityplace CDD Spl. Assmt., Rfdg.	5.000%	05/01/26	1,000	1,187,270
Collier Cnty. Indl. Dev. Auth. Rev., Arlington of Naples Proj., Ser. A, 144A	8.125%	05/15/44	2,000	2,415,660
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	595,455
Davie Edl. Facs. Rev., Nova Southeastern Univ. Proj., Ser. A	6.000%	04/01/42	1,000	1,219,320
Florida Dev. Fin. Corp. Edl. Facs. Rev., Bay Area Chrt. Fndtn., Ser. A	7.750%	06/15/42	2,000	2,268,700
Florida Dev. Fin. Corp. Edl. Facs. Rev., Renaissance Chrt. Sch., Ser. A	6.000%	09/15/40	1,750	1,848,455
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/26	500	545,925
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev., Spl. Purp. - JetBlue Airways Corp. Proj., AMT	5.000%	11/15/36	4,700	5,043,429
Halifax Hosp. Med. Ctr. Rev., Rfdg.	4.000%	06/01/46	2,000	2,127,120
Highlands Cmnty. Dev., Spl. Assmt.	5.550%	05/01/36	55	54,713
Hillsborough Cnty. Indl. Dev. Auth. Rev., Hlth. Facs., Univ. Cmnty. Hosp., Ser. B (Prerefunded 08/15/19)(a)	8.000%	08/15/32	1,000	1,228,190
Hillsborough Cnty. Indl. Dev. Auth. Rev., Tampa Electric	5.650%	05/15/18	1,000	1,082,620
Indigo Cmnty. Dev. Dist. Cap. Impvt. Spl. Assmt.(c)(d)(e)	5.750%	05/01/36	935	448,800
Jacksonville Econ. Dev. Rev., Gerdau Ameristeel U.S., Inc., AMT	5.300%	05/01/37	3,000	2,996,370
Lakewood Ranch Stewardship Dist., Spl. Assmt.	4.875%	05/01/45	1,000	1,052,710
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	4.250%	05/01/26	250	260,538
Lakewood Ranch Stewardship Dist., Spl. Assmt., Vlg. Lakewood Ranch S. Proj.	5.125%	05/01/46	1,500	1,586,745
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg.	3.950%	12/15/21	1,750	1,851,168
Martin Cnty. Indl. Dev. Auth. Rev., Indiantown Cogeneration Proj., AMT, Rfdg.	4.200%	12/15/25	1,000	1,046,580
Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000%	05/01/37	1,980	2,139,885
North Sumter Cnty. Util. Dependent Dist., Solid Wste. Rev.	5.000%	10/01/42	2,000	2,198,920
North Sumter Cnty. Util. Dependent Dist., Util. Rev.	5.750%	10/01/43	1,500	1,718,370
Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Inc., Ser B.	4.000%	10/01/45	1,000	1,081,600
Palm Beach Hlth. Facs. Auth. Rev., BRRH Corp. Oblig. Grp., Rfdg.	5.000%	12/01/31	500	590,245
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. A	7.500%	06/01/49	1,000	1,241,790
Palm Beach Hlth. Facs. Auth. Rev., Sinai Residences Boca Raton Proj., Ser. C	6.000%	06/01/21	1,750	1,801,380
Sarasota Cnty. Fla. Pub. Hosp. Dist. Hosp. Rev., Sarasota Mem. Hosp. Proj., Ser. A	5.625%	07/01/39	1,000	1,114,150
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp.	5.250%	10/01/34	1,250	1,377,250
South Lake Cnty. Hosp. Dist. Rev., South Lake Hosp., Ser. A	6.250%	04/01/39	1,910	2,156,944
St. Johns Cnty. Indl. Dev. Auth. Rev., Presbyterian Retirement, Ser. A	6.000%	08/01/45	1,000	1,153,650
St. Petersburg Hlth. Facs. Auth. Rev., All Children’s Hosp., Ser. A (Prerefunded 11/15/19)(a)	6.500%	11/15/39	1,500	1,778,640
Tallahassee Hlth. Facs. Mem. Rev.	5.000%	12/01/55	1,000	1,162,690

Village Cmnty. Dev. Dist. No. 7. Fla. Spl. Assmt., Rfdg.	4.000%	05/01/36	1,995	2,079,827
Village Cmnty. Dev. Dist. No. 8. Fla. Spl. Assmt., Phase II, Rfdg.	6.125%	05/01/39	2,215	2,581,494
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt.	7.000%	05/01/41	810	991,456
Village Cmnty. Dev. Dist. No. 9. Fla. Spl. Assmt., Rfdg.	5.500%	05/01/42	2,190	2,542,612
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	5.125%	05/01/43	1,155	1,302,678
Village Cmnty. Dev. Dist. No.10. Fla. Spl. Assmt.	6.000%	05/01/44	1,000	1,200,100
Village Cmnty. Dev. Dist. No.11. Fla. Spl. Assmt.	4.500%	05/01/45	1,485	1,557,453

				70,318,626

Georgia — 0.9%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000%	01/01/30	500	563,400
Burke Cnty. Dev. Auth. Poll. Ctrl. Rev., Oglethorpe Pwr. — Vogtle Proj., Ser. B	5.500%	01/01/33	1,000	1,060,450
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A	8.750%	06/01/29	2,000	2,461,920
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150%	02/01/20	1,000	1,138,650
Marietta Dev. Auth. Rev., Life Univ.	7.000%	06/15/39	1,000	1,052,390
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000%	04/01/44	1,500	1,731,960

				8,008,770

Guam — 0.2%
Guam Govt., Ser. A, GO (Prerefunded 11/15/19)(a)	7.000%	11/15/39	1,000	1,203,080
Guam Govt. Wtrwrks. Auth. Rev., Ser. A, Rfdg.	5.000%	07/01/35	500	571,170

				1,774,250

Hawaii — 0.8%
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. A	5.500%	07/01/40	1,000	1,130,580
Hawaii Pac. Hlth. Rev., Spl. Purp., Ser. B	5.750%	07/01/40	500	571,400
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., 15 Craigside Proj., Ser. A	9.000%	11/15/44	1,000	1,220,190
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A	5.500%	07/01/43	2,500	3,021,650
Hawaii St. Dept. Budget & Fin., Spl. Purp. Rev., Hawaiian Elec. Co.	6.500%	07/01/39	1,000	1,135,770

				7,079,590

Idaho — 0.2%
Idaho Hlth. Facs. Auth. Rev., Madison Memorial Hosp., Rfdg.	5.000%	09/01/37	1,000	1,153,200
Idaho Hlth. Facs. Auth. Rev., St. Luke’s Hlth. Sys. Proj., Ser. A	6.750%	11/01/37	1,000	1,122,400

				2,275,600

Illinois — 9.3%
Chicago Brd. Edu., GO, Ser. A., Rfdg.	7.000%	12/01/44	2,000	2,117,740
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C	6.500%	01/01/41	1,000	1,216,980
Chicago O’Hare Int’l. Arpt. Rev., Gen.-Third Lien, Ser. C, AMT, Rfdg.	5.375%	01/01/39	1,500	1,752,435
Chicago O’Hare Int’l. Arpt. Rev., Ser. C, AMT, Rfdg.	4.375%	01/01/40	2,000	2,169,940
Chicago, IL, GO, Ser. 2003 B, Rmkt., Rfdg.	5.000%	01/01/23	750	790,350
Chicago, IL, GO, Ser. 2005 D, Rmkt., Rfdg.	5.500%	01/01/37	5,790	6,006,894
Chicago, IL, GO, Ser. 2007 E, Rmkt., Rfdg.	5.500%	01/01/35	3,000	3,129,180
Chicago, IL, GO, Ser. A	4.000%	12/01/16	335	336,762
Chicago, IL, GO, Ser. A	5.500%	01/01/39	1,500	1,553,055
Chicago, IL, GO, Ser. A, Rfdg.	5.000%	01/01/34	3,600	3,684,996
Chicago, IL, GO, Ser. C, Rfdg.	5.000%	01/01/26	1,000	1,043,480
Chicago, IL, GO, Ser. C, Rfdg.	5.000%	01/01/38	2,500	2,539,350

Chicago, IL Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000%	01/01/39	3,355	3,845,669
Illinois Fin. Auth. Rev., Cent. DuPage Hlth., Ser. B	5.500%	11/01/39	1,500	1,715,655
Illinois Fin. Auth. Rev., Field Museum of Natural History, Rmkt.	4.450%	11/01/36	1,000	1,088,870
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/31	2,500	2,500,700
Illinois Fin. Auth. Rev., Illinois Inst. of Technology, Ser. A	5.000%	04/01/36	5,000	5,000,350
Illinois Fin. Auth. Rev., NorthWestern Mem. Hosp., Ser. A	6.000%	08/15/39	1,500	1,731,675
Illinois Fin. Auth. Rev., Presence Health Netw., Ser. C, Rfdg.	4.000%	02/15/41	6,000	6,015,300
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	6.000%	05/01/28	1,500	1,717,545
Illinois Fin. Auth. Rev., Provena Hlth., Ser. A	7.750%	08/15/34	1,000	1,200,230
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr. Oblig. Grp., Ser. A (Prerefunded 11/01/18)(a)	7.250%	11/01/38	3,405	3,911,187
Illinois Fin. Auth. Rev., Rush Univ. Med. Ctr., Ser. C (Prerefunded 05/01/19)(a)	6.625%	11/01/39	1,000	1,162,410
Illinois Fin. Auth. Rev., Silver Cross & Med. Ctrs. (Prerefunded 08/15/19)(a)	7.000%	08/15/44	3,000	3,562,080
Illinois Fin. Auth. Rev., Swedish Covenant, Ser. A	6.000%	08/15/38	1,500	1,687,860
Illinois Fin. Auth. Rev., Unitypoint Hlth., Ser. D, Rfdg.	4.000%	02/15/46	1,500	1,612,065
Illinois St., GO	4.000%	06/01/36	3,000	2,975,520
Illinois St., GO	5.000%	08/01/25	1,000	1,103,970
Illinois St., GO	5.000%	03/01/36	1,800	1,913,382
Illinois St., GO	5.000%	05/01/36	2,000	2,168,180
Illinois St., GO	5.000%	02/01/39	1,500	1,619,640
Illinois St., GO	5.000%	05/01/39	1,000	1,081,990
Railsplitter Tob. Settlement Auth. Rev.	6.000%	06/01/28	2,250	2,698,110
Regl. Transn. Auth. Rev., Ser. A	4.000%	06/01/38	4,015	4,397,790
Regl. Transn. Auth. Rev., Ser. A	4.000%	06/01/39	3,015	3,302,450
Springfield Elec. Rev., Sr. Lien, Rfdg.	4.000%	03/01/40	1,500	1,635,345

				85,989,135

Indiana — 1.0%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A(d)	7.000%	10/01/39	1,000	998,730
Indiana St. Fin. Auth. Rev., Franciscan Alliance Inc., Ser. A	4.000%	11/01/51	2,500	2,627,450
Indianapolis Loc. Pub. Impt. Bd. Bk. Wtrwks. Proj., Ser. A	5.750%	01/01/38	1,000	1,121,850
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	5.875%	01/01/24	900	1,059,210
Valparaiso, IN Rev., Pratt Paper LLC Proj., AMT	7.000%	01/01/44	1,500	1,877,370
Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc.	7.750%	09/01/31	1,500	1,811,445

				9,496,055

Iowa — 1.5%
Altoona Urban Renewal Tax Alloc., Annual Appr. (Prerefunded 06/01/18)(a)	6.000%	06/01/43	1,000	1,098,140
Ames, IA Hosp. Rev, Mary Greeley Med. Ctr. (Prerefunded 06/15/20)(a)	5.250%	06/15/36	1,000	1,166,760
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.000%	12/01/19	785	815,411
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.250%	12/01/25	4,600	4,962,296
Iowa St. Fin. Auth. Rev., Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj.	5.500%	12/01/22	5,600	5,823,440

				13,866,047

Kansas — 0.1%
Kansas St. Dev. Fin. Auth. Hosp. Rev., Adventist Hlth.	5.750%	11/15/38	1,000	1,151,780

Kentucky — 0.7%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Owensboro Med. Hlth. Sys., Ser. A	6.375%	06/01/40	3,500	4,041,975
Kentucky Econ. Dev. Fin. Auth. Telecom. Rev., Sr., Next Gen. Info., Ser. A	5.000%	01/01/45	1,000	1,156,890
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. A	6.250%	06/01/39	500	561,185
Owen Cnty. Wtrwks. Sys. Rev., Amern. Wtr. Co. Proj., Ser. B	5.625%	09/01/39	500	557,520

				6,317,570

Louisiana — 1.6%
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Westlake Chem. Corp., Ser. A-2	6.500%	11/01/35	1,000	1,203,520
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Rev., Woman’s Hosp. Fndtn., Ser. A	6.000%	10/01/44	2,000	2,368,860
Louisiana Pub. Facs. Auth. Hosp. Rev., Franciscan Missionaries Hosp. (Prerefunded 07/01/19)(a)	6.750%	07/01/39	2,000	2,343,660
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	4.000%	05/15/41	1,000	1,088,720
Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000%	05/15/47	1,000	1,176,810
Louisiana St. Citizens Ppty. Ins., Assmt. Rev., Ser. C-2 Rmkt., AGC (Prerefunded 06/01/18)(a)	6.750%	06/01/26	2,000	2,224,460
New Orleans Sewerage Serv. Rev.	5.000%	06/01/45	500	587,295
New Orleans Sewerage Serv. Rev., Rfdg.	5.000%	06/01/44	1,000	1,178,490
St. Charles Parish Gulf Zone, Opp. Zone Rev., Valero Energy Corp. (Mandatory put date 06/01/22)	4.000%	12/01/40	2,500	2,781,200

				14,953,015

Maine — 0.6%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., E. Maine Healthcare, Ser. A	4.000%	07/01/46	3,000	3,104,370
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500%	07/01/32	2,000	2,401,840

				5,506,210

Maryland — 1.6%
Anne Arundel Cnty. Tax Alloc., Vlg. South Waugh Chapel Proj.	6.250%	07/01/40	2,000	2,118,640
Frederick Cnty. MD Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B	7.125%	07/01/43	2,000	2,301,380
Frederick Cnty. MD Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500%	07/01/40	4,615	4,931,173
Howard Cnty., MD Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100%	02/15/44	1,420	1,564,897
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Potomac Elect. Pwr. Co., Rfdg.	6.200%	09/01/22	1,000	1,135,830
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Charlestown Cmnty., Rfdg.	6.250%	01/01/41	1,500	1,778,985
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev., Lifebridge Hlth.	6.000%	07/01/41	600	721,008

				14,551,913

Massachusetts — 0.9%
Massachusetts St. Dev. Fin. Agcy. Rev., S. Shore Hosp., Ser. I, Rfdg.	4.000%	07/01/36	1,500	1,623,855
Massachusetts St. Dev. Fin. Agcy. Rev., SABIS International Chrt. Sch., Rfdg.	5.000%	04/15/40	1,250	1,416,762
Massachusetts St. Dev. Fin. Agcy. Rev., Tufts Med. Ctr., Ser. I	7.250%	01/01/32	2,000	2,452,700

Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL	5.000%	07/01/32	3,000	3,095,070

				8,588,387

Michigan — 2.4%
Kent Hosp. Fin. Auth. Rev., Metro Hosp. Proj., Ser. A	6.250%	07/01/40	3,000	3,008,220
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr.	5.000%	07/01/35	500	587,165
Michigan Fin. Auth. Rev., Sr., Lien, Detroit Wtr. & Swr., Ser. C-1	5.000%	07/01/44	1,000	1,126,830
Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375%	10/15/41	750	876,915
Michigan St. Hosp. Fin. Auth. Rev., Henry Ford Hlth.	5.750%	11/15/39	1,000	1,141,640
Michigan St. Hosp. Fin. Auth. Rev., McLaren Healthcare Corp. (Prerefunded 05/15/18)(a)	5.750%	05/15/38	1,500	1,637,100
Michigan St. Strategic Fund Rev., Var. Detroit Ed. Rmkt. Rfdg.	5.625%	07/01/20	1,000	1,164,430
Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500%	12/01/20	1,800	1,906,146
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. V (Prerefunded 09/01/18)(a)	8.250%	09/01/39	2,150	2,491,377
Royal Oak Hosp. Fin. Auth. Hosp. Rev., William Beaumont Hosp., Ser. W (Prerefunded 08/01/19)(a)	6.000%	08/01/39	1,000	1,158,060
Star Intl. Academy, Pub. Sch. Academy, Rfdg.	5.000%	03/01/33	2,000	2,108,240
Summit Academy Rev., Rfdg., North Pub. Sch. Academy	5.500%	11/01/30	1,500	1,500,810
Summit Academy Rev., Rfdg., Pub. Sch. Academy	6.250%	11/01/25	2,060	2,062,987
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000%	12/01/28	1,500	1,725,630

				22,495,550

Minnesota — 0.5%
Hugo, MN Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000%	07/01/44	1,250	1,303,063
St. Cloud, MN Rev., Centracare Hlth., Ser. A, Rfdg.	4.000%	05/01/37	1,250	1,391,912
St. Paul Hsg. & Redev. Auth., Hosp. Rev., Hlth. East Care Sys. Proj.	5.000%	11/15/44	1,000	1,183,390
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500%	10/01/37	1,000	899,090

				4,777,455

Mississippi — 0.1%
Warren Cnty. Gulf Opp. Zone, Intl. Paper Proj., Ser. A	6.500%	09/01/32	1,000	1,106,190

Missouri — 2.0%
Joplin Indl. Dev. Auth. Rev., Freeman Hlth. Sys., Rfdg.	5.000%	02/15/35	1,000	1,169,410
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875%	11/01/39	1,500	1,595,460
Missouri St. Hlth. & Ed. Facs. Auth. Rev., BJC Hlth. Sys., Ser. A	4.000%	01/01/45	2,010	2,191,402
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs.	6.000%	02/01/41	1,000	1,155,180
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Sr. Svcs., Rfdg.	5.000%	02/01/44	4,000	4,494,040
Missouri St. Hlth. & Ed. Facs. Auth. Rev., Lutheran Svcs.	5.000%	02/01/46	1,000	1,164,340
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Anthonys Med. Ctr., Ser B., Rfdg.	4.000%	02/01/40	750	802,688
Missouri St. Hlth. & Ed. Facs. Auth. Rev., St. Louis Clg. Pharmacy, Ser. B	5.000%	05/01/45	1,500	1,651,065
Poplar Bluff Regl. Transn. Dev. Dist., Transn. Sales Tax Rev.	4.750%	12/01/42	2,100	2,259,117

St. Louis Cnty. Indl. Dev. Auth. Rev., Friendship Village Sunset Hills, Ser. A	5.875%	09/01/43	1,000	1,180,940
St. Louis Cnty. Indl. Dev. Auth. Rev., St. Andrews Res. Srs. Obl., Rfdg.	5.125%	12/01/45	1,000	1,068,400

				18,732,042

Nevada — 0.3%
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,520	1,593,583
Nevada St. Dept. of Bus. & Ind. Rev., Somerset Acad., Ser. A, 144A	5.125%	12/15/45	1,000	1,041,510

				2,635,093

New Hampshire — 0.1%
New Hampshire Business Fin. Auth. Sld. Wste. Disp. Rev., Casella Wste. Sys., Inc., Rmkt., AMT (Mandatory put date 10/01/2019), 144A	4.000%	04/01/29	1,000	1,049,310

New Jersey 8.5%
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., AMT	5.750%	09/15/27	1,530	1,756,379
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc. Proj., Rmkt., AMT	5.500%	06/01/33	2,000	2,281,160
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250%	09/15/29	5,000	5,598,650
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875%	09/15/19	2,765	2,942,430
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125%	09/15/23	5,000	5,638,100
New Jersey Econ. Dev. Auth. Rev., Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625%	11/15/30	2,275	2,643,982
New Jersey Econ. Dev. Auth. Rev., Goethals Bridge, AMT	5.375%	01/01/43	1,390	1,617,209
New Jersey Econ. Dev. Auth. Rev., Provident Grp., Rowan Pptys. LLC, Ser. A	5.000%	01/01/48	1,000	1,126,440
New Jersey Econ. Dev. Auth. Rev., Ser. WW	5.250%	06/15/40	1,250	1,418,700
New Jersey Econ. Dev. Auth. Rev., Team Academy Chrt. Sch. Proj.	6.000%	10/01/43	1,700	1,979,021
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.000%	06/15/37	1,500	1,614,420
New Jersey Econ. Dev. Auth. Rev., Umm Energy Partners, Ser. A, AMT	5.125%	06/15/43	1,100	1,182,082
New Jersey Healthcare Facs. Fin. Auth. Rev., AHS Hosp. Corp.	6.000%	07/01/41	500	607,430
New Jersey Healthcare Facs. Fin. Auth. Rev., Barnabas Hlth., Ser. A, Rfdg.	5.625%	07/01/37	1,000	1,173,720
New Jersey Healthcare Facs. Fin. Auth. Rev., Inspira Hlth. Obligated Grp., Rfdg.	4.000%	07/01/41	1,500	1,627,875
New Jersey Healthcare Facs. Fin. Auth. Rev., Princeton Healthcare Sys., Rfdg.	5.000%	07/01/39	1,000	1,208,690
New Jersey Healthcare Facs. Fin. Auth. Rev., St. Josephs Healthcare Sys.	6.625%	07/01/38	3,000	3,282,390
New Jersey Healthcare Facs. Fin. Auth. Rev., University Hosp., Ser. A, AGM	5.000%	07/01/46	1,500	1,765,395
New Jersey Healthcare Facs. Fin. Auth. Rev., Virtua Hlth.	5.750%	07/01/33	2,000	2,259,900
New Jersey St. Edl. Facs. Auth. Univ. Med. & Dentistry, Ser. B, Rfdg. (Prerefunded 06/01/19)(a)	7.500%	12/01/32	1,000	1,188,190
New Jersey St. Tpke. Auth. Tpke. Rev., Growth & Income Secs., Ser. B, AMBAC, CABS (Converted to Fixed on 01/01/15) (Prerefunded 01/01/17)(a)	5.150%	01/01/35	4,000	4,079,200

New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. A	5.875%		12/15/38	2,000	2,201,620
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. AA	5.000%		06/15/45	1,200	1,331,460
New Jersey St. Transn. Tr. Fd. Sys. Auth., Trans. Sys., Ser. AA	5.250%		06/15/41	1,000	1,134,960
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000%		11/01/39	750	851,302
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.500%		06/01/23	6,260	6,385,200
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.625%		06/01/26	8,030	8,113,432
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	4.750%		06/01/34	3,000	2,925,780
Tob. Settlement Fing. Corp., NJ Rev., Ser. 1A, Rfdg.	5.000%		06/01/41	8,610	8,459,153

					78,394,270

New York — 5.7%
Brooklyn Arena Local Dev. Corp., Barclays Ctr. Proj.	6.375%		07/15/43	1,250	1,439,000
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rdfg., 144A	5.000%		01/01/35	1,000	1,133,920
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd., 1st Sub., Ser. B, CABS	6.580	%(b)	06/01/47	5,000	679,050
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec., Asset Bkd., 2nd Sub., Ser. C, CABS	7.070	%(b)	06/01/50	4,000	381,040
Long Island Pwr. Auth. Elec. Sys. Rev., Ser. A (Prerefunded 05/01/19)(a)	6.000%		05/01/33	1,500	1,716,435
Nassau Cnty. Tob. Settlement Corp., Asset Bkd., Sr., Ser. A-3	5.125%		06/01/46	2,250	2,219,040
New York City Indl. Dev. Agcy. Rev., Spl. Facs., American Airlines, JFK Int’l. Arpt., AMT, ETM, AMR Corp. (Escrowed to maturity date 08/01/16)(a)	7.500%		08/01/16	300	300,117
New York City Indl. Dev. Agcy. Rev., Spl. Facs., American Airlines, JFK Int’l. Arpt., AMT, AMR Corp.	7.750%		08/01/31	2,400	2,424,600
New York Liberty Dev. Corp. Rev., 4 World Trade Center Proj., Rfdg.	5.750%		11/15/51	1,750	2,117,220
New York Liberty Dev. Corp. Rev., Class 1-3 World Trade Ctr., Rfdg., 144A	5.000%		11/15/44	5,000	5,733,200
New York St. Dorm. Auth. Rev., Nonst. Supported Debt, NYU Hosp. Ctr., Ser. A (Prerefunded 07/01/20)(a)	6.000%		07/01/40	1,000	1,202,970
New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., 144A	5.000%		12/01/45	1,000	1,125,290
New York St. Thruway Auth. Rev., Jr. Lien, Ser. A	4.000%		01/01/56	1,000	1,094,320
New York Trans. Dev. Corp. Rev., American Airlines, AMT, Rfdg.	5.000%		08/01/26	2,000	2,220,940
New York Trans. Dev. Corp. Rev., American Airlines, AMT, Rfdg.	5.000%		08/01/31	2,000	2,190,480
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%		07/01/41	3,000	3,138,900
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	4.000%		07/01/46	4,000	4,161,400
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.000%		07/01/46	1,000	1,145,080
New York Trans. Dev. Corp. Rev., Laguardia Arpt., Term B, AMT	5.250%		01/01/50	2,000	2,316,680
Onondaga Civic Dev. Corp., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Prerefunded 07/01/22)(a)	5.000%		07/01/42	1,000	1,231,400
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	5.000%		12/01/20	500	571,315
Port Auth. of NY & NJ Spl. Oblig. Rev., JFK Int’l. Air Terminal	6.000%		12/01/42	2,500	2,940,875

TSASC, Inc., Rev., Ser. 1, Rfdg.	5.000%	06/01/26	865	866,981
TSASC, Inc., Rev., Ser. 1, Rfdg.	5.125%	06/01/42	10,460	10,348,392

				52,698,645

North Carolina — 0.5%
North Carolina Dept. of Trans. Rev., I-77 Hot Lanes Proj., AMT	5.000%	06/30/54	1,500	1,684,515
North Carolina Eastn. Mun. Pwr. Agcy. Pwr. Sys. Rev., Ser. C (Prerefunded 01/01/19)(a)	6.750%	01/01/24	1,000	1,146,880
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	811,215
North Carolina Med. Care Commn. Rev., Pennybyrn at Maryfield, Rfdg.	5.000%	10/01/35	1,000	1,106,510

				4,749,120

North Dakota — 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Prerefunded 07/01/21)(a)	5.000%	07/01/35	750	895,328

Ohio — 3.4%
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.125%	06/01/24	6,450	6,350,283
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.375%	06/01/24	2,995	2,952,471
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/30	6,500	6,483,555
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	5.875%	06/01/47	2,155	2,138,708
Buckeye OH Tob. Settlement Fin. Auth. Rev., Asset Bkd. Sr. Turbo, Ser. A-2	6.500%	06/01/47	2,425	2,478,956
Franklin Cnty. Hosp. Facs. Rev., Nationwide Children’s Hosp. Proj.	4.000%	11/01/45	2,000	2,194,420
Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000%	06/01/42	1,250	1,416,575
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Ser. A	6.250%	12/01/34	600	716,724
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.000%	11/15/41	750	918,143
Lucas Cnty. OH Hosp. Rev., Promedica Healthcare, Ser. A, Rfdg.	6.500%	11/15/37	875	1,096,340
Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250%	08/01/41	1,200	1,353,756
Montgomery Cnty. Hosp. Facs. Rev., Kettering Hlth. Network Proj.	4.000%	08/01/47	1,750	1,887,462
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000%	06/30/53	1,000	1,130,350
Ohio St. Wtr. Dev. Auth. Rev., FirstEnergy Generation, Ser. B, Rfdg. (Mandatory put date 04/01/20)	3.625%	10/01/33	700	705,852

				31,823,595

Oklahoma — 0.8%
Oklahoma St. Dev., Fin. Auth. Rev., St. Johns Hlth. Sys., Rfdg.	5.000%	02/15/42	1,500	1,702,980
Tulsa Cnty. OK Indl. Auth. Sr. Living Cmnty. Rev., Montereau, Inc. Proj., Ser A	7.125%	11/01/30	1,000	1,112,400
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000%	06/01/35	1,250	1,456,513
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev., American Airlines, AMT, Rfdg.	5.500%	06/01/35	3,000	3,422,640

				7,694,533

Oregon — 0.4%
Astoria Hosp. Facs. Auth. Rev., Columbia Memorial Hosp.	4.000%	08/01/46	1,000	1,057,490
Multnomah Cnty. OR Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400%	10/01/44	1,000	1,126,780
Salem OR Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000%	05/15/42	1,000	1,130,030

				3,314,300

Pennsylvania — 5.5%
Allegheny Cnty. Indl. Dev. Auth. Rev., Environmental Impt., Rfdg.	5.500%	11/01/16	355	357,244
Butler Cnty. Hosp. Auth. Rev., Butler Hlth. Sys. Proj. (Prerefunded 07/01/19)(a)	7.250%	07/01/39	1,000	1,187,840
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375%	12/01/41	2,700	3,139,857
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000%	10/01/44	1,000	1,093,860
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp.	6.125%	01/01/45	2,000	2,160,840
Cumberland Cnty. Mun. Auth., Rev., Asbury PA Oblig. Grp., Rfdg.	5.250%	01/01/41	1,000	1,071,430
Cumberland Cnty. Mun. Auth., Rev., Diakon Lutheran, Rfdg. (Prerefunded 01/01/19)(a)	6.375%	01/01/39	900	1,022,454
East Hempfield Township Indl. Dev. Auth. Rev., Student Svcs. Inc., Student Hsg. Proj.	5.000%	07/01/46	1,000	1,104,430
Geisinger Auth. Hlth. Sys., Ser. A-1	5.125%	06/01/41	1,450	1,641,502
Lehigh Cnty. Gen. Hosp. Rev., Lehigh Valley Health Network	4.250%	07/01/45	1,000	1,097,190
Montgomery Cnty. Indl. Dev. Auth. Rev., Whitemarsh CCRC, Rfdg.	5.250%	01/01/40	1,000	1,044,930
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000%	07/01/45	2,000	2,286,300
Northampton Cnty. Gen. Purp. Auth. Hosp. Rev., St. Luke’s Hosp. Proj., Ser. A (Prerefunded 08/15/18)(a)	5.500%	08/15/35	1,000	1,098,610
Pennsylvania Econ. Dev. Fin. Auth. Rev., PA Bridges Finco. LP, AMT	5.000%	06/30/42	1,500	1,762,740
Pennsylvania Econ. Dev. Fin. Auth. Rev., Res. Recov., Colver Proj., Ser. F, AMBAC, AMT, Rfdg.	4.625%	12/01/18	3,500	3,512,005
Pennsylvania Econ. Dev. Fin. Auth. Rev., Swr. Sludge Disp., Philadelphia Biosolids Facs.	6.250%	01/01/32	750	830,115
Pennsylvania Econ. Dev. Fin. Auth. Rev., US Airways Grp., Ser. B, Gty. Agmt.	8.000%	05/01/29	490	574,848
Pennsylvania Tpk. Commn. Rev., Sub., Ser A-1, Rfdg.	5.000%	12/01/46	2,000	2,330,700
Philadelphia Auth. for Indl. Dev. Rev., First Philadelphia Preparatory Chrt., Ser. A	7.250%	06/15/43	2,000	2,415,860
Philadelphia Auth. for Indl. Dev. Rev., Gtr. Philadelphia Hlth Action, Rfdg.	6.625%	06/01/50	3,000	3,114,360
Philadelphia Auth. for Indl. Dev. Rev., Mariana Bracetti Academy	7.625%	12/15/41	2,000	2,309,640
Philadelphia Auth. for Indl. Dev. Rev., New Fndtn. Chrt. Sch. Proj.	6.625%	12/15/41	1,000	1,142,200
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625%	07/01/42	6,750	7,576,200
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.000%	07/01/34	4,175	4,247,060
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A, Rfdg.	5.500%	07/01/30	500	510,905
Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. B, Rfdg.	5.500%	07/01/26	750	767,325

Susquehanna Area Regl. Arpt. Auth., Arpt. Sys. Rev., Ser. A, AMT	6.500%		01/01/38	1,500	1,589,355

					50,989,800

Puerto Rico — 1.6%
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	5.750%		07/01/37	1,350	967,383
Puerto Rico Comnwlth., Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000%		07/01/47	1,125	810,045
Puerto Rico Comnwlth., GO, Pub. Impt., Ser. A, Rfdg.(c)	5.500%		07/01/39	2,000	1,290,000
Puerto Rico Comnwlth., GO, Ser. A, Rfdg.(c)	8.000%		07/01/35	6,200	4,064,906
Puerto Rico Elec. Pwr. Auth. Rev., Ser. A, Rfdg.	6.750%		07/01/36	2,000	1,345,720
Puerto Rico Elec. Pwr. Auth. Rev., Ser. XX	5.250%		07/01/40	2,000	1,339,240
Puerto Rico Pub. Bldgs. Auth. Rev., Govt. Facs., Ser. M, Rfdg.(c)	6.000%		07/01/20	2,500	1,521,875
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Cap. Apprec., Ser. A , CABS	12.220	%(b)	08/01/33	5,000	665,250
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.375%		08/01/39	1,500	732,600
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	5.750%		08/01/37	1,000	496,550
Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., First Sub., Ser. A	6.000%		08/01/42	2,150	1,096,564

					14,330,133

Rhode Island — 0.3%
Rhode Island St. Hlth. & Edl. Bldg. Corp. Rev., Hosp. Fing., Lifespan Oblig., Ser. A	7.000%		05/15/39	2,000	2,296,900
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%		06/01/40	600	667,890

					2,964,790

South Carolina — 0.5%
South Carolina Prt. Auth. Rev, AMT	4.000%		07/01/45	1,500	1,610,550
South Carolina St. Pub. Svc. Auth. Rev., Ser. E	5.250%		12/01/55	2,500	3,023,025

					4,633,575

South Dakota — 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A	5.000%		07/01/42	1,655	1,871,689

Tennessee — 1.3%
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A	5.250%		01/01/45	2,000	2,296,280
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A	6.000%		07/01/38	1,000	1,145,270
Johnson City Hlth. & Edl. Facs. Brd. Hosp. Rev., Mountain States Hlth. Alliance, First Mtge., Ser. A, NATL, ETM, Rfdg. (Escrowed to maturity date 07/01/17)(a)	6.750%		07/01/17	2,000	2,102,040
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. Rev., Covenant Hlth., Ser. A, CABS	4.110	%(b)	01/01/35	1,000	403,370
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000%		07/01/37	850	931,923
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Vanderbilt Univ. Med. Ctr., Ser. A	5.000%		07/01/46	1,000	1,200,940
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250%		12/01/42	1,100	1,162,381
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/22	1,000	1,172,740
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000%		02/01/25	1,500	1,822,890

					12,237,834

Texas — 10.2%
Arlington Higher Edu. Fin. Corp. Rev., Uplift Ed., Ser. A, Rfdg.	5.000%		12/01/51	3,030	3,495,226
Arlington Higher Edu. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625%		08/15/46	1,050	1,069,121
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750%		01/01/24	3,405	3,446,371
Austin Convention Enterprises, Inc. Convention Ctr. Rev., Second Tier, Ser. B, Rfdg., 144A	5.750%		01/01/34	1,000	1,012,680
Board of Managers Jt., Guadalupe Cnt., City of Seguin Hosp. Rev., Rfdg.	5.000%		12/01/45	500	537,005
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., AMT, Rmkt., Rfdg.(c)	5.400%		05/01/29	2,000	33,920
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. A, AMT, Elec. Rmkt., Rfdg.(c)	8.250%		10/01/30	3,000	50,880
Brazos River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. D, Rfdg.(c)	5.400%		10/01/29	1,000	16,960
Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt.	6.125%		04/01/45	2,050	2,358,914
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/20)(a)	5.750%		01/01/25	1,000	1,166,400
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien (Prerefunded 01/01/21)(a)	6.000%		01/01/41	2,000	2,441,220
Central Tex. Regl. Mobility Auth. Rev., Sr. Lien, Ser. A	5.000%		01/01/45	1,000	1,182,130
Central Tex. Regl. Mobility Auth. Rev., Sub., Rfdg.	4.000%		01/01/41	1,000	1,069,470
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.000%		08/15/42	1,000	1,112,130
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	5.750%		08/15/41	1,000	1,131,830
Clifton Higher Ed. Fin. Corp. Rev., Idea Pub. Sch.	6.000%		08/15/43	1,000	1,220,430
Clifton Higher Ed. Fin. Corp. Rev., Tejano Cmnty. Ctr., Ser. A	9.000%		02/15/38	2,000	2,092,860
Clifton Higher Ed. Fin. Corp. Rev., Uplift Ed., Ser. A	6.125%		12/01/40	3,000	3,445,740
Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250%		09/01/44	1,370	1,489,272
Grand Parkway Transn. Corp., 1st Tier Toll Rev., Ser. A	5.125%		10/01/43	2,000	2,283,440
Gregg Cnty. Hlth. Facs. Dev. Corp. Rev., Good Shepherd Hlth. Sys., Rfdg., 144A	4.227	%(f)	10/01/29	500	501,325
Harris Cnty. Cultural Edu. Facs. Fin. Corp., Houston Methodist Hosp. Oblig.	4.000%		12/01/45	1,500	1,635,120
Houston Arpt. Sys. Rev., Ser. B-1, AMT	5.000%		07/15/35	2,000	2,243,740
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., AMT, Rfdg.	6.625%		07/15/38	1,500	1,750,395
Houston Arpt. Sys. Rev., Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/32	1,000	1,136,800
Houston Arpt. Sys. Rev., Sub. Lien, Ser. A, AMT, Rfdg.	5.000%		07/01/25	250	286,823
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	5.000%		02/15/42	1,250	1,377,475
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A	6.500%		05/15/31	465	564,226
Houston Higher Ed. Fin. Corp., Higher Ed. Rev., Cosmos Fndtn., Inc., Ser. A, (Prerefunded 05/15/21)(a)	6.500%		05/15/31	535	675,716
Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000%		08/15/35	1,000	1,156,530
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Kipp, Inc., Ser. A (Prerefunded 08/15/19)(a)	6.375%		08/15/44	1,000	1,167,270
La Vernia Higher Ed. Fin. Corp. Ed. Rev., Lifeschools of Dallas, Ser. A (Prerefunded 08/15/19)(a)	7.500%		08/15/41	2,000	2,398,720
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000%		06/01/30	1,000	1,094,190
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000%		06/01/30	1,800	1,969,542

Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev., Bonds, Cent. Pwr. & Lt. Co. Proj., Ser. A, Rmkt.	6.300%		11/01/29	1,000	1,137,440
Mission Econ. Dev. Corp. Rev., Sr. Lien, Natgasoline Proj., Ser. B, AMT, 144A	5.750%		10/01/31	1,000	1,068,090
New Hope Cultural Ed. Facs. Corp. Rev., CHF Collegiate Housing, Tarleton St. Proj.	5.000%		04/01/47	1,000	1,130,480
North Tex. Twy. Auth. Rev., First Tier, Sys., Rfdg.	6.000%		01/01/38	2,000	2,378,940
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A., Rfdg.	5.750%		01/01/40	450	479,511
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A., Rfdg.	6.250%		01/01/39	195	218,388
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg., (Prerefunded 01/01/18)(a)	5.750%		01/01/40	1,810	1,941,804
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg., (Prerefunded 01/01/18)(a)	5.750%		01/01/40	1,240	1,330,297
North Tex. Twy. Auth. Rev., First Tier, Sys., Ser. A, Rfdg., (Prerefunded 01/01/19)(a)	6.250%		01/01/39	1,305	1,479,661
North Tex. Twy. Auth. Rev., Second Tier, Ser. F, Rfdg. (Prerefunded 01/01/18)(a)	5.750%		01/01/38	2,500	2,682,050
North Tex. Twy. Auth. Rev., Ser. A, Rfdg.	4.000%		01/01/38	2,000	2,197,820
Pharr Higher Ed. Fin. Auth. Ed. Rev., Idea Pub. Sch., Ser. A	6.500%		08/15/39	1,000	1,126,890
Sabine River Auth. Poll. Ctrl. Rev., TXU Energy Co. LLC Proj., Ser. B(c)	6.150%		08/01/22	1,000	16,960
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A	6.700%		08/15/40	1,000	1,174,480
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Barton Creek Sr. Living Ctr., Rfdg.	5.000%		11/15/40	1,100	1,255,199
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Baylor Scott & White Hlth., Rfdg.	4.000%		11/15/42	2,750	3,008,665
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj.	3.875%		11/15/20	500	505,775
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Buckingham Sr. Lvng. Cmnty. Proj.	5.500%		11/15/45	1,900	2,130,261
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev., Trinity Terrace Proj., Rfdg.	5.000%		10/01/44	1,000	1,136,200
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. A	5.250%		12/15/26	4,100	5,189,206
Texas Mun. Gas Acq. & Supply Corp., Gas Supply Rev., Corp. I, Sr. Lien, Ser. B	1.137	%(f)	12/15/26	1,500	1,399,875
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, Blueridge Transpt., AMT	5.000%		12/31/55	1,000	1,158,580
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, LBJ Infrastructure	7.000%		06/30/40	4,670	5,533,903
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners	6.875%		12/31/39	2,000	2,372,440
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750%		06/30/43	500	623,620
Texas Priv. Activity Surface Transn. Corp. Rev., Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000%		12/31/38	1,500	1,902,480
Texas St. Pub. Fin. Auth. Chrt. Sch. Fin. Corp. Rev., Ed. Cosmos Fndtn., Ser. A (Prerefunded 02/15/20)(a)	6.200%		02/15/40	1,000	1,187,660

					94,380,546

Utah — 0.1%
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000%		04/15/45	1,000	1,065,080

Vermont — 0.3%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj.	5.400%		05/01/33	1,100	1,173,392

Vermont — 0.3%
Vermont Edl. & Hlth. Bldgs. Fin. Agcy. Rev., Univ. VT Med. Ctr. Proj., Green Bond	4.000%		12/01/46	1,875	2,005,594

					3,178,986

Virgin Islands — 0.1%
Virgin Islands Pub. Fin. Auth. Rev., Matching Fd. Ln. Diageo, Ser. A	6.750%		10/01/37	750	792,338

Virginia — 2.0%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg.	3.600	%(b)	07/15/40	1,000	825,210
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875%		03/01/36	1,250	1,446,650
Norfolk Redev. & Hsg. Auth. Multi-Fam. Rental Hsg. Facs. Rev., Sussex Apts., AMT(d)	8.000%		09/01/26	4,070	4,070,488
Stafford Cnty. Econ. Dev. Auth. Rev., Mary Washington Healthcare, Rfdg.	4.000%		06/15/37	1,000	1,078,700
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.250%		01/01/32	2,055	2,358,154
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Elizabeth River Crossings OpCo LLC Proj., AMT	5.500%		01/01/42	3,000	3,472,830
Virginia Small Business Fin. Auth. Rev., Sr. Lien, Express Lanes LLC Proj., AMT	5.000%		01/01/40	4,780	5,272,627

					18,524,659

Washington — 1.7%
Port of Seattle Indl. Dev. Corp., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000%		04/01/30	1,000	1,086,040
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.375%		12/01/22	1,190	1,194,082
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp.	5.750%		12/01/35	625	712,150
Skagit Cnty. Pub. Hosp. Dist. No. 001 Rev., Skagit Valley Hosp., Ser. A	5.000%		12/01/37	3,000	3,311,370
Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250%		06/01/32	1,160	1,342,306
Washington St. Healthcare Facs. Auth. Rev., Kadlec Regl. Med. Ctr., Rdfg. (Prerefunded 12/01/21)(a)	5.000%		12/01/42	1,000	1,210,520
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr.	5.500%		07/01/30	1,115	1,283,331
Washington St. Healthcare Facs. Auth. Rev., Overlake Hosp. Med. Ctr., Rdfg.	5.000%		07/01/38	1,100	1,290,476
Washington St. Healthcare Facs. Auth. Rev., Seattle Children’s Hosp. (Prerefunded 10/01/19)(a)	5.625%		10/01/38	1,250	1,443,412
Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, 144A	7.375%		01/01/44	2,000	2,371,100

					15,244,787

West Virginia — 0.1%
West Virginia Econ. Dev. Auth. Rev., Morgantown Energy Assoc., AMT, Rfdg.	2.875%		12/15/26	1,000	1,006,510

Wisconsin 1.1%
Pub. Fin. Auth. Arpt. Facs. Rev., Celanese Proj., Ser. C, AMT, Rfdg.	4.300%		11/01/30	3,000	3,141,120
Pub. Fin. Auth. Arpt. Facs. Rev., Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125%		02/01/46	1,000	1,026,440
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.000%		07/01/42	1,500	1,613,550
Pub. Fin. Auth. Arpt. Facs. Rev., Sr. Oblig. Grp., AMT, Rfdg.	5.250%		07/01/28	1,000	1,125,850

Wisconsin Hlth. & Ed. Facs. Auth. Rev., Ascension Hlth. Credit Grp., Ser. A, Rfdg.	4.000%		11/15/46	2,500	2,741,875
Wisconsin Hlth. & Ed. Facs. Auth. Rev., St. Johns Cmntys. Inc., Ser. B, Rfdg.	5.000%		09/15/45	500	552,925

					10,201,760

Wyoming — 0.1%
Campbell Cnty. Solid Wste. Facs. Rev., Basin Elec. Pwr. Coop., Ser. A	5.750%		07/15/39	500	564,610

TOTAL LONG-TERM INVESTMENTS (cost $826,993,821)					897,742,969

SHORT-TERM INVESTMENTS — 2.9%
Alaska — 0.5%
Valdez, AK Rev., Var. ExxonMobil Proj., FRDD	0.340	%(f)	12/01/29	4,800	4,800,000

Mississippi — 2.4%
Mississippi St. Business Fin. Corp. Rev., Var. Chevron USA Inc., Ser. L, FRDD	0.400	%(f)	11/01/35	22,000	22,000,000

TOTAL SHORT-TERM INVESTMENTS (cost $26,800,000)					26,800,000

TOTAL INVESTMENTS — 100.2% (cost $853,793,821)(g)					924,542,969
Liabilities in excess of other assets — (0.2)%					(1,883,519)

NET ASSETS — 100.0%					$922,659,450

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CABS	Capital Appreciation Bonds
CCRC	Continuing Care Retirement Communities
CDD	Community Development District
COP	Certificates of Participation
ETM	Escrowed to Maturity
FRDD	Floating Rate Daily Demand Note
GO	General Obligation
NATL	National Public Finance Guaranty Corp.
OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and/or U.S. guaranteed obligations.
(b)	Represents a zero coupon or step bond. Rate quoted represents effective yield at July 31, 2016.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Indicates a security that has been deemed illiquid.
(e)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $448,800 and 0.0% of net assets.

(f)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2016.
(g)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$849,694,469

Appreciation	90,552,358
Depreciation	(15,703,858)

Net Unrealized Appreciation	$74,848,500

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds
Alabama	$—	$10,500,235	$—
Alaska	—	4,800,000	—
Arizona	—	31,615,621	—
California	—	98,267,612	—
Colorado	—	27,480,064	—
Connecticut	—	3,792,398	—
Delaware	—	3,180,330	—
District of Columbia	—	10,677,233	—
Florida	—	69,869,826	448,800
Georgia	—	8,008,770	—
Guam	—	1,774,250	—
Hawaii	—	7,079,590	—
Idaho	—	2,275,600	—
Illinois	—	85,989,135	—
Indiana	—	9,496,055	—
Iowa	—	13,866,047	—
Kansas	—	1,151,780	—
Kentucky	—	6,317,570	—
Louisiana	—	14,953,015	—
Maine	—	5,506,210	—
Maryland	—	14,551,913	—
Massachusetts	—	8,588,387	—
Michigan	—	22,495,550	—
Minnesota	—	4,777,455	—
Mississippi	—	23,106,190	—
Missouri	—	18,732,042	—
Nevada	—	2,635,093	—
New Hampshire	—	1,049,310	—
New Jersey	—	78,394,270	—
New York	—	52,698,645	—
North Carolina	—	4,749,120	—
North Dakota	—	895,328	—
Ohio	—	31,823,595	—
Oklahoma	—	7,694,533	—
Oregon	—	3,314,300	—
Pennsylvania	—	50,989,800	—
Puerto Rico	—	14,330,133	—
Rhode Island	—	2,964,790	—
South Carolina	—	4,633,575	—
South Dakota	—	1,871,689	—

Tennessee	—	12,237,834	—
Texas	—	94,380,546	—
Utah	—	1,065,080	—
Vermont	—	3,178,986	—
Virgin Islands	—	792,338	—
Virginia	—	18,524,659	—
Washington	—	15,244,787	—
West Virginia	—	1,006,510	—
Wisconsin	—	10,201,760	—
Wyoming	—	564,610	—

Total	$—	$924,094,169	$448,800

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest in variable rate securities including securities commonly called “inverse floaters”. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 4

By (Signature and Title)*	/s/ Deborah A. Docs Deborah A. Docs Secretary of the Fund

Date    September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker Stuart S. Parker President and Principal Executive Officer

Date    September 16, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam M. Sadiq Peshimam Treasurer and Principal Financial and Accounting Officer

Date    September 16, 2016

*	Print the name and title of each signing officer under his or her signature.